STIRA ALCENTRA GLOBAL CREDIT FUND
DISTRIBUTION PLAN
CLASS C SHARES
Adopted: May 22, 2018
Effective: May 22, 2018
This Distribution Plan (this "Plan") has been adopted by the board of trustees (the "Board") of Stira Alcentra
Global Credit Fund (the "Fund"), a Delaware statutory trust that is registered under the Investment Company
Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company that offers for public sale separate classes of common shares of beneficial interest (the "Shares"), subject to the terms and conditions set forth herein. Background
The Fund has obtained exemptive relief from the U.S. Securities and Exchange Commission (the "SEC") to permit it to offer additional classes of common stock and to impose early withdrawal charges and asset-based distribution and servicing fees with respect to a certain class pursuant to (i) Section 6(c) of the 1940 Act, granting exemptions from Sections 18(a)(2), 18(c) and 18(i) of the 1940 Act; (ii) Sections 6(c) and 23(c) of the 1940 Act, granting exemptions from Rule 23c-3 of the 1940 Act; and (iii) Section 17(d) of the 1940 Act and
Rule 17d-1 thereunder (the "Exemptive Order"). In connection with the Exemptive Order, the Fund has elected to comply with the provisions of Rule 17d-1 as if they applied to the Fund. Although the Fund is not an open-end investment company, as a condition of the Exemptive Order under the 1940 Act, which permits it to have asset-based distribution and servicing fees, it has undertaken to comply with the terms of (a) Rule
12b-1 of the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares and (b) Rule 17d-3 of the 1940 Act, which provides exemption for arrangements concerning payments for distribution of shares for affiliated persons or principal underwriters to a registered open-end company.
The Fund has entered into an Amended and Restated
Dealer Manager Agreement (the "Dealer Manager
Agreement"), as amended from time to time, with Stira Capital Markets Group, LLC (the "SCMG") pursuant to which SCMG has agreed to serve as the distributor of the Shares of the Fund.
The Fund has adopted a separate distribution plan for each class of Shares offered subject to a distribution and servicing fee: Class T Shares, Class I Shares and
Class C Shares.
The Trustees of the Fund as a whole, and the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) (the "Independent Trustees") and who have no direct or indirect financial interest in the operation of this Plan or in any agreement relating hereto (the "Qualified Trustees"), having determined, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law and under
Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that this Plan will benefit Class C shareholders and the Fund.
1. A. The Fund is authorized to pay to SCMG as compensation for certain of SCMG's activities relating to the distribution of Class C Shares to investors and maintenance of shareholder accounts (the "Distribution Activities") under this Plan, a distribution and servicing fee at an annual rate of 1.0% of the then-current net asset value of such Class C Shares, comprised of a 0.75% distribution fee and a 0.25% service fee, payable for up to eight years from the date of purchase (the
"Distribution and Servicing Fee"). Distribution Activities may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Class C Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Class C Shares, or that hold Class C Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) payments made to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that render shareholder support services not otherwise provided by the Fund's transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Fund may reasonably request; (c) expenses of maintaining personnel
(including personnel of organizations with which the Fund has entered into agreements related to this Plan) who engage in or support distribution of Class C Shares;
(d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan. The Fund is authorized to engage in the activities listed above, and in any other activities related to the distribution of Class C Shares, either directly or through other persons with which the Fund has entered into agreements related to this Plan. The Distribution and Servicing Fee is to be paid by the Fund monthly or at such other intervals as the Board shall determine. The Distribution and Servicing Fee shall accrue daily, beginning on the first day of the first full calendar month following the purchase of Class C Shares. SCMG shall use such fee, among other things, to make the payments contemplated by Paragraph 2(B) below and to pay interest and principal where such payments have been financed.
B. The Fund may pay fees to SCMG at a lesser rate than the fees specified in Section 1.A. of this Plan as agreed upon by the Board and SCMG and as approved in the manner specified in subsections (a) and (b) of Paragraph
3 of this Plan.
C. No Distribution and Servicing Fee is payable on
Shares issued under the Fund's distribution reinvestment plan.
D. The annual Distribution and Servicing Fee on Class C Shares is capped at 1.0%, meaning that a Class C shareholder will pay periodic (likely monthly) a Distribution and Servicing Fee each year until such Distribution and Servicing Fee equals 1.0% of the public offering price of Class C Shares, subject to the limits set forth in Paragraph 8(B) below.
E. For Class C Shares, to the extent that the aggregate amount of Distribution and Servicing Fees paid is less than 8% of the net asset value at the time of purchase, distribution and servicing fees will continue to be paid until such fees equal 8% of the net asset value at the time of purchase.
2. A. The Fund hereby authorizes SCMG to enter into agreements with certain securities dealers or brokers, administrators and others ("Recipients") to provide compensation to such Recipients based on the public offering price of Class C Shares of the Fund held by clients or customers of that Recipient, for activities and services of the type referred to in Paragraph 2(B) and Paragraph 1(A). SCMG may also make payments to the investment adviser of the Fund for reimbursement of marketing related expenses.
B. SCMG shall provide, or arrange for Recipients with which SCMG has entered into agreements to provide, distribution services. The distribution services shall include assistance in the offering and sale of Class C Shares of the Fund and in other aspects of the marketing of the Class C Shares to clients or prospective clients of the respective Recipients including any advertising or marketing services provided by or arranged by SCMG, as well as Distribution Activities, with respect to the Class C Shares of the Fund.
3. This Plan shall be effective upon the first public issuance of Class C Shares; provided that it has been approved, together with any related agreements, by a majority vote, cast in person at a meeting (or meetings) called for the purpose of voting on such approval, of: (a) the Board; and (b) the Qualified Trustees.
4. This Plan may continue in full force and effect with respect to the Fund for so long as such continuance is specifically approved at least annually, following the first issuance of Class C Shares, in the manner provided for approval of this Plan in subsections (a) and (b) of Paragraph 3.
5. SCMG shall provide, or cause to be provided, to the Board and the Board shall review, at least quarterly, a written report of the amounts expended with respect to the Fund by SCMG under this Plan and the purposes for which such expenditures were made.
6. The Fund may terminate this Plan any time (and related agreements without the payment of any penalty upon sixty (60) days written notice to an agreement-related party), by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding
Class C voting securities of the Fund. SCMG may terminate its obligations under this this Plan with respect to the Fund, without payment of penalty, upon sixty (60) days written notice to the Fund.
Notwithstanding the foregoing, any Plan-related agreement shall terminate automatically in the event of its assignment.
7. Shares will vote separately with respect to any distribution plan related to, or which now or in the future may affect, that class. Thus, this Plan may not be amended to increase materially the amount of fees to be paid by the Fund unless such amendment is approved by a vote of a majority of the outstanding
Class C voting securities of the Fund, and no material amendment to the other provisions of this Plan shall be made unless approved in the manner provided for in subsections (a) and (b) of Paragraph 3 hereof.
8. A. The amount of Distribution and Servicing Fees payable by the Fund to SCMG under this Plan and the amounts received by SCMG under the Dealer Manager
Agreement may be greater or lesser than the expenses actually incurred by SCMG on behalf of the Fund in serving as dealer manager of the Shares.
B. The Distribution and Servicing Fee with respect to the Fund will be payable by the Fund to SCMG until either this Plan is terminated or on the earliest to occur of the following: (a) a Liquidity Event, which could include (i) a listing of Shares on a national securities exchange, (ii) the sale of all or substantially all of the Fund's assets either on a complete portfolio basis or individually followed by a liquidation or (iii) a merger or another transaction approved by the Board in which the Fund likely will receive cash or shares of a publicly-traded company followed by a distribution of such cash or shares to shareholders; (b) the dealer manager advising the Fund that the aggregate underwriting compensation from all sources (determined in accordance with applicable FINRA rules), including upfront selling commissions, dealer manager fees, the Distribution and Servicing Fee, due diligence expenses incurred in connection with the marketing of this offering and any other underwriting compensation with respect to the Shares, would be in excess of 8.0% of the gross offering proceeds received in this offering; (c) when the total upfront sales load and Distribution and Servicing Fee attributable to any Share equals 8.0% of the gross offering proceeds from the sale of such Share (the
"sales charge cap"); and (d) the date on which the offered Shares are repurchased by the Fund. The sales charge cap for any Share will be reduced by the amount of any portion of the upfront sales load that is waived for such Share.
9. While this Plan is in effect, the selection and nomination of the Independent Trustees shall be made solely at the discretion of the Independent Trustees, and the Board shall satisfy the, then-effective, fund governance standards as defined in Rule 0-1(a)(7) under the 1940 Act.
10. As used in this Plan, the terms "majority of the outstanding voting securities," "assignment" and
"interested person" shall have the same meanings as those terms have in the 1940 Act.
11. The Fund shall preserve copies of this Plan (including any amendments thereto) and any related agreements and all reports made pursuant to Paragraph 5 hereof for a period of not less than six years from the date thereof, the first two years in an easily accessible place.
12. The trustees of the Fund and the shareholders of the Fund shall not be liable for any obligations of the Fund under this Plan, and SCMG or any other person, in asserting any rights or claims under this Plan, shall look only to the assets and property of the Fund in settlement of any such right or claim, and not to such trustees or shareholders.